OTHER EXPENSES, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Other income	€ 10,958	€ 12,446	€ 8,105
Other expenses	29,856	33,994	13,666
Total other expenses, net	€ 18,898	€ 21,548	€ 5,561